Property, equipment and deposits, net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

	December 31,	December 30,
	2021	2020
Sharing electric vehicles	$9,348	$5,093
Furniture, fixtures, and equipment	1,714	545
Computers and software	1,020	875
Leasehold improvements	116	81
Total property and equipment, gross	12,198	6,594
Less: accumulated depreciation	(7,510)	(2,871)
Total property and equipment, net	$4,688	$3,723
Vehicle deposits	2,928	—
Total property, equipment and deposits, net	$7,616	$3,723

As of December 31, 2021, vehicle deposits amounted to $2,928, they are mainly composed of down payments for e-mopeds and e-bikes that are expected to be delivered in the first half of 2022.

The following table summarizes the loss on disposal and depreciation expenses recorded in the consolidated statement of operations for the years ended on December 31, 2021, and 2020.

	Year Ended December 31,
	2021	2020
Cost of revenues	$5,627	$2,784
General & administrative	291	108
Total depreciation and loss on disposal expenses	$5,918	$2,892

Condensed Income Statement [Table Text Block]

	Year Ended December 31,
	2021	2020
Cost of revenues	$5,627	$2,784
General & administrative	291	108
Total depreciation and loss on disposal expenses	$5,918	$2,892